<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2009

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 3, 2010

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      222    20000 SH       SOLE                    20000
ART TECHNOLOGY GROUP           COM              04289L107     1917   425000 SH       SOLE                   425000
ASCENT MEDIA CORP COM SER A    COM              043632108     2553   100000 SH       SOLE                   100000
ATRICURE INC                   COM              04963C209     1208   200000 SH       SOLE                   200000
BALLY TECHNOLOGIES             COM              05874B107     2147    52000 SH       SOLE                    52000
BANK OF AMER CORP              COM              060505104     1506   100000 SH       SOLE                   100000
BLACKBAUD INC                  COM              09227Q100      945    40000 SH       SOLE                    40000
CDC SOFTWARE CORP SPN ADR LV I COM              12507Y108      416    43050 SH       SOLE                    43050
CITI TRENDS INC                COM              17306X102      690    25000 SH       SOLE                    25000
COGENT INC                     COM              19239Y108     1455   140000 SH       SOLE                   140000
COLDWATER CREEK INC COM        COM              193068103      535   120000 SH       SOLE                   120000
DEXCOM INC COM                 COM              252131107     2824   350000 SH       SOLE                   350000
DIGIMARC CORP.                 COM              253807101     1071    71428 SH       SOLE                    71428
DISCOVERY COMMUN NEW COM SER C COM              25470F302      994    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS       COM              25470F104     1150    37500 SH       SOLE                    37500
DISH NETWORK                   COM              25470M109      831    40000 SH       SOLE                    40000
FLOW INTL CORP COM             COM              343468104     1540   500000 SH       SOLE                   500000
FOSSIL INC                     COM              349882100     1678    50000 SH       SOLE                    50000
FTI CONSULTING                 COM              302941109      707    15000 SH       SOLE                    15000
HMS HOLDINGS                   COM              40425J101     1217    25000 SH       SOLE                    25000
HOWSTUFFWORKS II RSTD          COM              40431N104      161   530217 SH       SOLE                   530217
IMAX CORP COM                  COM              45245E109     1331   100000 SH       SOLE                   100000
INTEGRAL SYS INC MD COM        COM              45810H107     2131   246100 SH       SOLE                   246100
INVERNESS MEDICAL INNOVATION   COM              46126P106     2491    60000 SH       SOLE                    60000
IPC THE HOSPITALIST CO COM     COM              44984A105     1227    36905 SH       SOLE                    36905
L-1 IDENTITY SOLUTIONS         COM              50212A106      300    40000 SH       SOLE                    40000
LUMBER LIQUIDATORS HOLDINGS IN COM              55003T107     1072    40000 SH       SOLE                    40000
MAKO SURGICAL CORP COM         COM              560879108     1942   175000 SH       SOLE                   175000
MGM MIRAGE                     COM              552953101      456    50000 SH       SOLE                    50000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     2414   124455 SH       SOLE                   124455
NFJ DIVID INT & PRM ST COM SHS COM              65337H109     4425   300000 SH       SOLE                   300000
NIC INC                        COM              62914B100     1828   200000 SH       SOLE                   200000
O2MICRO INTERNATIONAL          COM              67107W100      855   163400 SH       SOLE                   163400
PAIN THERAPEUTICS INC COM      COM              69562K100      804   150000 SH       SOLE                   150000
PENN NATL GAMING               COM              707569109     1088    40000 SH       SOLE                    40000
PF CHANG'S CHINA BISTRO        COM              69333Y108     2836    74800 SH       SOLE                    74800
QUALCOMM                       COM              747525103     1850    40000 SH       SOLE                    40000
RUE21 INC COM                  COM              781295100      281    10000 SH       SOLE                    10000
SAFEGUARD SCIENTIFICS COM      COM              786449207      401    38872 SH       SOLE                    38872
SALIX PHARMACEUTICALS COM      COM              795435106      842    33180 SH       SOLE                    33180
SAVIENT PHARMA INC COM         COM              80517Q100     2041   150000 SH       SOLE                   150000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1366    40000 SH       SOLE                    40000
SCHWEITZER-MAUDUIT COM         COM              808541106     1759    25000 SH       SOLE                    25000
SHUTTERFLY INC COM             COM              82568P304     2093   117500 SH       SOLE                   117500
SPDR SERIES TRUST DJWS SCAP GR COM              78464A201     1931    23000 SH       SOLE                    23000
STAPLES                        COM              855030102     1229    50000 SH       SOLE                    50000
SYNOVIS LIFE TECH INC COM      COM              87162G105      516    40000 SH       SOLE                    40000
TEXAS ROADHOUSE INC            COM              882681109      674    60000 SH       SOLE                    60000
TREE COM INC COM               COM              894675107     1022   111680 SH       SOLE                   111680
TRINA SOLAR LTD-SPON ADR       COM              89628E104     1619    30000 SH       SOLE                    30000
URBAN OUTFITTERS               COM              917047102     2449    70000 SH       SOLE                    70000
US AUTO PARTS NETWORK INC      COM              90343C100     1343   258279 SH       SOLE                   258279
VANGUARD INDEX FDS SML CP GRW  COM              922908595     1497    25000 SH       SOLE                    25000
VERMILLION INC COM NEW         COM              92407M206     1098    40000 SH       SOLE                    40000
VISTAPRINT NV                  COM              N93540107     1133    20000 SH       SOLE                    20000
VITACOST COM INC COM           COM              92847A200     2344   225000 SH       SOLE                   225000
VOCUS INC COM                  COM              92858J108      900    50000 SH       SOLE                    50000